FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net Income (Loss)	¥ 1,535,742	$ 219,608	¥ 1,056,478	¥ 1,297,619
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	70,903	10,139	17,873	9,461
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(566,569)	(81,018)	1,494,509	(1,890,443)
Accrued expenses and other liabilities	159,439	22,798	190,564	445,045
Net cash provided by operating activities	1,257,354	179,799	1,425,488	389,588
Cash flows from financing activities
Proceeds from exercise of options			169	1,274
Repurchase of ordinary shares	(110,731)	(15,835)	(53,261)	(38,081)
Net cash (used in) provided by financing activities	487,172	69,664	(332,687)	(193,481)
Net change in cash, cash equivalents and restricted cash	(202,417)	(28,945)	305,227	79,587
Cash, cash equivalents and restricted cash at beginning of the year	677,855	96,932	372,628	293,041
Cash, cash equivalents and restricted cash at end of the year	475,438	67,987	677,855	372,628
Parent Company
Cash flows from operating activities
Net Income (Loss)	1,535,742	219,608	1,056,478	1,297,619
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from subsidiaries and VIEs	(1,562,484)	(223,432)	(1,060,219)	(1,301,067)
Allowance for contingent guarantee liabilities	24,542	3,509	0	0
Depreciation and amortization	0	0	1,344	1,698
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs	35,326	5,052	4,046	(11,332)
Prepaid expenses and other current assets	(12,907)	(1,846)	(1,223)	(1,060)
Return on equity method investments	81,317	11,628	303,652	157,672
Accrued expenses and other liabilities	(94)	(13)	(3,563)	780
Net cash provided by operating activities	101,442	14,506	300,515	144,310
Cash flows from financing activities
Proceeds from exercise of options	0	0	169	1,274
Repurchase of ordinary shares	(110,731)	(15,834)	(53,261)	(38,081)
Loans from subsidiaries	121,037	17,308	53,261	38,081
Dividend distributed to shareholders	(108,156)	(15,466)	(301,175)	(156,674)
Net cash (used in) provided by financing activities	(97,850)	(13,992)	(301,006)	(155,400)
Effect of foreign exchange rate changes on cash and cash equivalents	(2,766)	(396)	(15)	3,327
Net change in cash, cash equivalents and restricted cash	826	118	(506)	(7,763)
Cash, cash equivalents and restricted cash at beginning of the year	298	43	804	8,567
Cash, cash equivalents and restricted cash at end of the year	¥ 1,124	$ 161	¥ 298	¥ 804